Share-Based Payments - Changes in Numbers of Outstanding Awards Under Our Cash-Settled Plans (Details) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) shares € / shares	Dec. 31, 2024 EUR (€) shares € / shares	Dec. 31, 2023 EUR (€) shares
Share-Based Payments
Total carrying amount of liabilities | €	€ 235	€ 453
Total expense recognized | €	€ 364	€ 794	€ 806
LTI 2024
Share-Based Payments
Beginning of period	89
Granted	60	126
Adjustment based upon KPI target achievement	0	0
Exercised	0	0
Forfeited	0	(37)
End of period	149	89
Total carrying amount of liabilities | €	€ 15	€ 7
Total intrinsic value of vested awards | €	2	2
Total expense recognized | €	€ 8	€ 7
LTI 2020
Share-Based Payments
Beginning of period	501	605
Granted	0	0
Adjustment based upon KPI target achievement	27	41
Exercised	(217)	(72)
Forfeited	0	(74)
End of period	311	501	605
Total carrying amount of liabilities | €	€ 63	€ 98
Total intrinsic value of vested awards | €	€ 45	€ 57
Weighted average share price for share options exercised in (in Euro per share) | € / shares	€ 212.81	€ 172.16
Total expense recognized | €	€ 11	€ 51	€ 36
Move
Share-Based Payments
Beginning of period	2,200	6,672
Granted	587	823
Adjustment based upon KPI target achievement	20	15
Exercised	(2,334)	(6,333)
Forfeited	(81)	(126)
Change in settlement	671	(1,149)
End of period	1,063	2,200	6,672
Total carrying amount of liabilities | €	€ 149	€ 343
Total intrinsic value of vested awards | €	€ 0	€ 0
Weighted average share price for share options exercised in (in Euro per share) | € / shares	€ 255.17	€ 181.68
Total expense recognized | €	€ 344	€ 729	€ 764